UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RNC Genter Dividend Income Fund

SEMI-ANNUAL REPORT
April 30, 2011

RNC Genter Dividend Income Fund
Fund Expenses - April 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/01/10 to 4/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	11/01/10	4/30/11	11/01/10 – 4/30/11
Actual Performance	$1,000.00	$1,125.10	$6.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.81	$6.25

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 90.4%
	CONSUMER DISCRETIONARY – 6.4%
1,400	Genuine Parts Co.	$75,180
700	VF Corp.	70,392
		145,572
	CONSUMER STAPLES – 15.4%
2,200	Altria Group, Inc.	59,048
1,300	Kellogg Co.	74,451
1,000	PepsiCo, Inc.	68,890
1,000	Philip Morris International, Inc.	69,440
1,400	Wal-Mart Stores, Inc.	76,972
		348,801
	ENERGY – 9.0%
1,100	Chevron Corp.	120,384
1,300	Total S.A. ADR	83,499
		203,883
	FINANCIALS – 9.6%
1,300	Chubb Corp.	84,747
2,500	Marsh & McLennan Cos., Inc.	75,700
900	Travelers Cos., Inc.	56,952
		217,399
	HEALTH CARE – 15.9%
1,700	Abbott Laboratories	88,468
2,860	Bristol-Myers Squibb Co.	80,366
1,400	Johnson & Johnson	92,008
1,700	Novartis AG ADR	100,589
		361,431
	INDUSTRIALS – 5.9%
2,700	Pitney Bowes, Inc.	66,312
900	United Parcel Service, Inc., Class B	67,473
		133,785
	INFORMATION TECHNOLOGY – 13.4%
4,000	Applied Materials, Inc.	62,760
4,700	Intel Corp.	108,993
1,700	Microchip Technology, Inc.	69,768
4,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,100
		303,621

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	MATERIALS – 2.7%
1,300	Nucor Corp.	$61,048

	TELECOMMUNICATION SERVICES – 8.5%
3,600	AT&T, Inc.	112,032
2,000	CenturyLink, Inc.	81,560
		193,592
	UTILITIES – 3.6%
2,000	SCANA Corp.	83,040
	TOTAL COMMON STOCKS (Cost $1,620,678)	2,052,172

	SHORT-TERM INVESTMENTS – 9.9%
223,694	Fidelity Institutional Money Market Fund, 0.12%†	223,694
	TOTAL SHORT-TERM INVESTMENTS (Cost $223,694)	223,694

	TOTAL INVESTMENTS – 100.3% (Cost $1,844,372)	2,275,866
	Liabilities in Excess of Other Assets – (0.3)%	(7,180)
	TOTAL NET ASSETS –100.0%	$2,268,686

ADR – American Depositary Receipt
† The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
SECTOR REPRESENTATION
As of April 30, 2011 (Unaudited)

Sector Breakdown	% of Total Investments
Health Care	15.9%
Consumer Staples	15.3%
Information Technology	13.3%
Short-Term Investments	9.8%
Financials	9.6%
Energy	9.0%
Telecommunication Services	8.5%
Consumer Discretionary	6.4%
Industrials	5.9%
Utilities	3.6%
Materials	2.7%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $1,844,372)	$2,275,866
Receivables:
Dividends and interest	4,510
Due from Advisor	11,876
Prepaid expenses	5,920
Total assets	2,298,172

Liabilities:
Payables:
Distribution fees (Note 6)	445
Fund accounting fees	3,918
Fund administration fees	3,558
Transfer agent fees and expenses	4,434
Custody fees	1,837
Trustees' fees	967
Dividends	29
Chief Compliance Officer fees	2,105
Accrued other expenses	12,193
Total liabilities	29,486

Net Assets	$2,268,686

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,786,973
Accumulated net investment loss	(153)
Accumulated net realized gain on investments	50,372
Net unrealized appreciation on investments	431,494
Net Assets	$2,268,686

Shares of beneficial interest issued and outstanding	174,943
Net asset value, offering and redemption price per share	$12.97

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $691)	$35,885
Interest	118
Total investment income	36,003

Expenses:
Advisory fees	9,176
Distribution fees	2,549
Fund administration fees	16,860
Transfer agent fees and expenses	11,837
Fund accounting fees	11,617
Registration fees	10,909
Audit fees	7,439
Legal fees	4,959
Shareholder reporting fees	4,603
Chief Compliance Officer fees	4,463
Custody fees	3,546
Trustees' fees and expenses	2,976
Insurance fees	2,480
Miscellaneous	695
Total expenses	94,109
Less: Advisory fees waived	(9,176)
Less: Other expenses reimbursed	(72,190)
Net expenses	12,743
Net investment income	23,260

Realized and Unrealized Gain from Investments:
Net realized gain on investments	50,374
Net change in unrealized appreciation on investments	172,737
Net realized and unrealized gain on investments	223,111

Net Increase in Net Assets from Operations	$246,371

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Increase in Net Assets From:
Operations:
Net investment income	$23,260	$47,209
Net realized gain on investments	50,374	130,704
Net change in unrealized appreciation on investments	172,737	87,945
Net increase in net assets resulting from operations	246,371	265,858

Distributions to Shareholders:
From net investment income	(23,593)	(47,667)
From net realized gains	(102,150)	—
Total distributions to shareholders	(125,743)	(47,667)

Capital Transactions:
Net proceeds from shares sold	73,560	500
Reinvestment of distributions	123,763	46,906
Net increase from capital transactions	197,323	47,406

Total increase in net assets	317,951	265,597

Net Assets:
Beginning of period	1,950,735	1,685,138
End of period	$2,268,686	$1,950,735

Accumulated net investment income (loss)	$(153)	$180

Capital Share Transactions:
Shares sold	5,931	45
Shares reinvested	10,200	4,085
Net increase	16,131	4,130

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	For the Six			For the Period
	Months Ended			from December
	April 30, 2011		For the Year Ended	31, 2008* to
	(Unaudited)		October 31, 2010	October 31, 2009

Net asset value, beginning of period	$12.28		$10.89	$10.00
Income from Investment Operations:
Net investment income	0.14		0.31	0.22
Net realized and unrealized gain on investments	1.33		1.39	0.89
Total from investment operations	1.47		1.70	1.11
Less Distributions:
From net investment income	(0.14)		(0.31)	(0.22)
From net realized gains	(0.64)		—	—
Total distributions	(0.78)		(0.31)	(0.22)
Net asset value, end of period	$12.97		$12.28	$10.89

Total return	12.51	%1	15.79%	11.60	%1

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,269		$1,951	$1,685

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.23	%2	10.52%	14.14	%2
After fees waived and expenses absorbed	1.25	%2	1.29%	1.50	%2
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.70	)%2	(6.63)%	(9.96	)%2
After fees waived and expenses absorbed	2.28	%2	2.60%	2.68	%2

Portfolio turnover rate	5	%1	32%	33	%1

*Commencement of operations
1Not annualized
2Annualized

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Unaudited) - Continued

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions during the open tax year of 2009 and expected to be taken in the Fund’s 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. Effective January 1, 2010, the Advisor has contractually agreed to waive its fees and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets until March 1, 2013. Prior to January 1, 2010, the Advisor contractually agreed to limit annual operating expenses to 1.50% of the Fund’s average daily net assets.

For the six months ended April 30, 2011, the Advisor waived all of its advisory fees $9,176 and reimbursed other expenses of $72,190. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred. At April 30, 2011, the amount of these potentially recoverable expenses was $408,286. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 30, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

October 31, 2012:	$159,243
October 31, 2013:	167,677
October 31, 2014:	81,366

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Unaudited) - Continued

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2011, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$1,844,372

Gross unrealized appreciation	$434,699
Gross unrealized depreciation	(3,205)
Net unrealized appreciation	$431,494

As of October 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$21,525
Undistributed long-term capital gains	80,803
Accumulated earnings	102,328
Accumulated capital and other losses	―
Unrealized appreciation	258,757
Total accumulated earnings	$361,085

The tax character of distributions paid during the fiscal years ended October 31, 2010 and October 31, 2009 were as follows:

Distribution paid from:	October 31, 2010	October 31, 2009
Ordinary income	$47,667	$33,850
Long-term capital gains	―	―
Total Taxable Distributions	$47,667	$33,850

During the year ended October 31, 2010, the Fund utilized $28,556 of its capital loss carryover.

Note 5 – Investment Transactions
For the six months ended April 30, 2011, purchases and sales of investments, excluding short-term investments, were $93,880 and $99,725, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended April 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Unaudited) - Continued

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$2,052,172	$-	$-	$2,052,172
Short-Term Investments	223,694	-	-	223,694
Total Investments, at value	$2,275,866	$-	$-	$2,275,866

*The Fund did not hold any Level 2 or 3 securities as of April 30, 2011.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2011
(Unaudited) - Continued

Note 9 – Accounting Pronouncement
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Investment Advisor
RNC Genter Capital Management LLC
11601 Wilshire Boulevard
Twenty-fifth Floor
Los Angeles, California 90025

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

RNC Genter Dividend Income Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (877) 5GENTER

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 6, 2011